Cover Document		6 Months Ended
	Jul. 25, 2019	Jun. 30, 2019
Cover Page [Abstract]
Amendment Flag		false
Document Fiscal Year Focus		2019
Document Fiscal Period Focus		Q2
Entity Central Index Key		0000026058
Title of 12(b) Security	Common Stock, no par value
Entity Address, Address Line One	4925 Indiana Avenue
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Incorporation, State or Country Code	IN
Entity File Number	1-4639
Document Type		8-K
Document Period End Date	Jul. 25, 2019
Entity Registrant Name		CTS CORPORATION
City Area Code	630
Local Phone Number	577-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	35-0225010
Entity Address, Postal Zip Code	60532
Trading Symbol	CTS
Security Exchange Name	NYSE